Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information
Entity Registrant Name	JACADA LTD
Entity Central Index Key	0001095747
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,185,258
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015